PRIVATE PLACEMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Private Placements

As of June 30, 2014, private placement debt transactions are as follows:

	Face Amount	Carrying Amount	Fair Value of Derivatives	Fair Value of Warrants
January Private Placement	$11,325,000	$2,772,472	$8,497,278	$6,993,900
February Private Placement	16,050,000	1,983,958	12,303,581	11,588,100
6% Notes	28,571,428	14,518,180	2,363,640	n/a
4% Notes	6,315,789	4,383,704	1,568,422	n/a

Total	$62,262,217	$23,658,314	$24,732,921	$18,582,000

Proceeds allocated based upon fair value of warrants

As of and for the six months ended June 30, 2014, amounts related to these transactions are as follows:

	Common Stock	Equity Proceeds	June 30, 2014 Fair Value of Warrants
April 30, 2014	483,075	$2,431,561	$344,088
June 19, 2014	140,410	734,129	87,404

Total	623,485	$3,165,690	$431,492